AngloGold Limited Share Incentive Scheme and Plans (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended																																						12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ZAR	May 07, 2010	Dec. 31, 2012 Price Range One [Member] ZAR	Dec. 31, 2012 Price Range Two [Member] ZAR	Dec. 31, 2012 Time Related Options [Member] ZAR	Dec. 31, 2011 Time Related Options [Member] ZAR	Dec. 31, 2010 Time Related Options [Member] ZAR	Dec. 31, 2012 Performance Related Options [Member] ZAR	Dec. 31, 2011 Performance Related Options [Member] ZAR	Dec. 31, 2010 Performance Related Options [Member] ZAR	Dec. 31, 2012 Performance Related Options [Member] Maximum [Member]	Dec. 31, 2012 Performance Related Options [Member] Minimum [Member]	Dec. 31, 2012 Bonus Share Plan [Member] ZAR	Dec. 31, 2011 Bonus Share Plan [Member] ZAR	Dec. 31, 2010 Bonus Share Plan [Member] ZAR	Dec. 31, 2009 Bonus Share Plan [Member] ZAR	Dec. 31, 2008 Bonus Share Plan [Member]	Dec. 31, 2012 Long Term Incentive Plan [Member] ZAR	Dec. 31, 2011 Long Term Incentive Plan [Member] ZAR	Dec. 31, 2010 Long Term Incentive Plan [Member] ZAR	Dec. 31, 2009 Long Term Incentive Plan [Member] ZAR	Dec. 31, 2012 Long Term Incentive Plan [Member] Minimum [Member]	Dec. 31, 2011 Long Term Incentive Plan [Member] Minimum [Member]	Dec. 31, 2010 Long Term Incentive Plan [Member] Minimum [Member]	Dec. 31, 2009 Long Term Incentive Plan [Member] Minimum [Member]	Dec. 31, 2012 Performance Shares [Member] USD ($)	Dec. 31, 2011 Performance Shares [Member] USD ($)	Dec. 31, 2010 Performance Shares [Member] USD ($)	Dec. 31, 2012 Employee Share Ownership Plan [Member] USD ($)	Dec. 31, 2012 Employee Share Ownership Plan [Member] ZAR	Dec. 31, 2011 Employee Share Ownership Plan [Member] USD ($)	Dec. 31, 2011 Employee Share Ownership Plan [Member] ZAR	Dec. 31, 2010 Employee Share Ownership Plan [Member] USD ($)	Dec. 31, 2010 Employee Share Ownership Plan [Member] ZAR	Dec. 31, 2008 Employee Share Ownership Plan [Member] ZAR	Dec. 31, 2007 Employee Share Ownership Plan [Member] ZAR	Dec. 31, 2006 Employee Share Ownership Plan [Member] ZAR	Dec. 31, 2012 Employee Share Ownership Plan [Member] Bokamoso Esop [Member] ZAR	Dec. 31, 2012 Employee Share Ownership Plan [Member] Bokamoso Esop [Member] Maximum [Member] ZAR	Dec. 31, 2012 Employee Share Ownership Plan [Member] Bokamoso Esop [Member] Minimum [Member] ZAR	Dec. 31, 2012 Employee Share Ownership Plan [Member] Izingwe [Member] ZAR	Dec. 31, 2011 Employee Share Ownership Plan [Member] Izingwe [Member] USD ($)	Dec. 31, 2012 Employee Share Ownership Plan [Member] Izingwe [Member] Maximum [Member] ZAR	Dec. 31, 2012 Employee Share Ownership Plan [Member] Izingwe [Member] Minimum [Member] ZAR	Dec. 31, 2012 E Ordinary Shares [Member] ZAR	Dec. 31, 2011 E Ordinary Shares [Member] ZAR	Dec. 31, 2010 E Ordinary Shares [Member] ZAR	Dec. 31, 2008 E Ordinary Shares [Member] ZAR	Dec. 31, 2007 E Ordinary Shares [Member] ZAR	Dec. 31, 2006 E Ordinary Shares [Member] ZAR	Dec. 31, 2012 Ghana Employee Share Ownership Plan [Member] USD ($)	Dec. 31, 2011 Ghana Employee Share Ownership Plan [Member] USD ($)	Dec. 31, 2010 Ghana Employee Share Ownership Plan [Member] USD ($)	Dec. 31, 2009 Ghana Employee Share Ownership Plan [Member] USD ($)	Apr. 29, 2009 Ghana Employee Share Ownership Plan [Member] USD ($)
Employee Service Share Based Compensation Aggregate Disclosures [Abstract]
Number of shares authorized (Number of shares)					17,000,000
Maximum aggregate number of shares acquired by any one participant (Percent)				5.00%
Maximum aggregate number of shares acquired by any one participant (Number of shares)	850,000	850,000
Unallocated balance of shares subject to the Share Incentive Scheme (Number of shares)		10,075,485		8,528,097
Number of schemes				four
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation cost recognized	$ 66	$ 54	$ 59																										$ 58	$ 42	$ 45	$ 8		$ 12		$ 12																		$ 0	$ 0	$ 2
Unrecognized compensation cost related to unvested awards																													43	27	23	3		9		8
Unrecognized compensation cost, period for recognition (years)																													2 years	2 years	2 years	1 year	1 year	3 years	3 years	3 years	3 years
Black economic empowerment transaction restructuring costs for Izingwe Holdings (Proprietary) Limited	0	7	0																																										7
Liability recognized in the consolidated balance sheet in respect of unexercised rights																																																						0	1	2
Share-based Payment Awards, Additional General Disclosures [Abstract]
Common shares issued in terms of Share Incentive Scheme (Number of shares)											47,107					558,042					340,492																											(615,000)
Options exercised after year end (Number of shares)											370
Award vesting period (years)														10 years	3 years	3 years									3 years	3 years	3 years	3 years
Bonus Share Plan, Vesting Conditions [Abstract]
Bonus Share Plan Awards, Vesting after One year (Percent)																				40.00%
Bonus Share Plan Awards, Vesting after Two years (Percent)																				60.00%
Bonus Share Plan, Additional Awards Granted (Percent)																				20.00%
Options, Outstanding [Roll Forward]
Options outstanding at January 1, (Number of shares)											171,000																																					1,533,000
Options Exercised (Number of shares)											(47,000)
Options Reallocated (Number of shares)																																																32,000
Options Forfeited (Terminations) (Number of shares)											(31,000)																																					(32,000)
Options Converted (Number of shares)											47,107					558,042					340,492																											(615,000)
Options outstanding at December 31, (Number of shares)											93,000	171,000																																				918,000	1,533,000
Options exercisable at December 31, (Number of shares)											93,000																																					0
Options, Weighted Average Exercise Price [Abstract]
Options outstanding at January 1, (ZAR per share)											232																																					315
Options Exercised (ZAR per share)											224
Options Reallocated (ZAR per share)																																																313
Options Forfeited (Terminations) (ZAR per share)											295																																					313
Options Converted (ZAR per share)																																																313
Options outstanding at December 31, (ZAR per share)											220	232																																				313	315
Options exercisable at December 31, (ZAR per share)											220																																					0
Summary of the salient features of options [Abstract]
Total intrinsic value of options outstanding at period end (R millions)								0	0	0	4	19	33																																			31	43	0
Intrinsic value of options exercised (R millions)								0	0	5	3	17	17																																			21	6	0
Weighted average remaining contractual term (years)								0 years	0 years	1 year	2 years	2 years	3 years																																			1 year	1 year	1 year
Amount Less Than A Million									Less than R1 million.	Less than R1 million.																																								Less than R1 million.				Less than a million	Less than a million
Equity Instruments Other than Options, Additional Disclosures [Abstract]
Calculated fair value (ZAR per share)																328.59	340.00	280.90	293.99		328.59	340.00	280.90	293.99											306.99			188.00	306.00	320.00									49.57		13	79	105.00
Total intrinsic value of awards outstanding at period end (R millions)																566	627	508			611	681	522										41		112		142
Intrinsic value of awards exercised (R millions)																163	153	146			99	66	26										50		51		72
Weighted average remaining contractual term (years)																6 years	6 years	7 years			6 years	6 years	7 years									1 year	1 year	1 year	1 year	1 year	1 year
Awards, Outstanding [Roll Forward]
Awards outstanding at January 1, (Number of shares)																1,825,000					1,982,000											327,000	327,000																					24,000
Awards Granted (Number of shares)																993,000					983,000
Awards Exercised (Number of shares)																(558,000)					(340,000)											(172,000)	(172,000)																					(24,000)
Awards Forfeited (Terminations) (Number of shares)																(104,000)					(294,000)											(10,000)	(10,000)																					(1,000)
Awards Reallocated (Number of shares)																																10,000	10,000																					1,000
Awards outstanding at December 31, (Number of shares)																2,156,000	1,825,000				2,331,000	1,982,000										155,000	155,000	327,000	327,000																			0	24,000
Awards exercisable at December 31, (Number of shares)																881,000					251,000											0	0																					0
Long Term Incentive Plan [Abstract]
Long Term Incentive Plan Two Shareholder Returns (Percent)																					30.00%	30.00%	30.00%	30.00%
Long Term Incentive Plan Two Adjusted EPS (Percent)																					30.00%	30.00%	30.00%	30.00%
Long Term Incentive Plan Two Strategic Performance Measures (Percent)																					40.00%	40.00%	40.00%	40.00%
Employee Share Ownership Plan [Abstract]
Employee Stock Ownership Plan E S O P Restructuring Tranches (Tranches)																																two tranches	two tranches
Employee Stock Ownership Plan E S O P Restructuring Strike Price (ZAR per share)																																									320			330
Dividend Payment Percentage To E Ordinary Shareholders In Cash (Percent)	50.00%																															50.00%	50.00%
Dividend Payment Percentage To E Ordinary Shareholders To Reduce Exercise (Percent)	50.00%																															50.00%	50.00%
Employee Stock Ownership Plan E S O P Restructuring Additional Time Period (Years)																																1 year	1 year
Employee Stock Ownership Plan E S O P, Restructuring, Payout																																										90.00	40.00			70.00	40.00
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Incremental Compensation Cost (ZAR per share)																																	29.14
Share-based Arrangements with Employees and Nonemployees [Abstract]
Share Based Compensation Arrangement By Share Based Payment Award Incremental Compensation Cost Including Cash Costs Recognized																																		$ 12
The award of free ordinary shares to the employees [Abstract]
E Ordinary Shares Cancellation Period (Years)																																																					six
E Ordinary Shares Start Cancellation Period																																																					third
Risk-free interest rate (Percent)																																																	6.63%		7.00%	7.00%	7.00%
Dividend yield (Percent)																																																	0.99%		1.39%	2.06%	2.30%
Volatility factor of market share price (Percent)																																																	33.50%		35.00%	33.00%	36.00%
Initial Grant Price (ZAR per share)																																																			288
Restructured Grant Price (ZAR per share)																																																	320
Cash Settled Share Incentive Scheme [Abstract]
Employee Stock Ownership Plan (ESOP), Number of Allocated Shares																																																									20
Share Appreciation Rights, Number of Tranches																																																									four
Share Appreciation Rights, Share Price On Date of Issue (USD per share)																																																										$ 32.15
Share Appreciation Rights, Share Price On Payment of First Tranche (USD per share)																																																									$ 28.46
Share Appreciation Rights, Share Price On Payment of Second Tranche (USD per share)																																																								$ 39.50
Share Appreciation Rights, Share Price On Payment of Third Tranche (USD per share)																																																							$ 49.24
Share Appreciation Rights, Share Price On Payment of Fourth Tranche (USD per share)																																																						$ 33.55
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Lower Range Limit (ZAR per Share)						144	212
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range Upper Range Limit (ZAR per Share)						211	300
Quantity of options within range (Number of shares)				93,000		16,000	77,000
Weighted average exercise prices (ZAR per share)				220		194	226
Weighted average contractual life (Years)	1 year 9 months 29 days					1 year 9 months 29 days	1 year 9 months 29 days
Share based Compensation Arrangement By Share based Payment Award Time Related Options Outstanding [Abstract]
Time Related Options, Exercise Period (Years)	5 years
Time Related Options, Vesting in Year 2 (Percent)	20.00%
Time Related Options, Vesting in Year 3 (Percent)	20.00%
Time Related Options, Vesting in Year 4 (Percent)	20.00%
Time Related Options, Vesting in Year 5 (Percent)	40.00%